MARKETABLE SECURITIES (Schedue of Fair Value of Available-For-Sale Marketable Securities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Amortized cost
Due within one year	$ 19,585
Due between one and two years	22,701
Total Amortized cost	42,286
Fair value
Due within one year	19,586
Due between one and two years	22,705
Total Fair value	$ 42,291